Document and Entity Information	15 Months Ended
	Feb. 28, 2014	Apr. 10, 2014
Document Type	Other
Amendment Flag	false
Document Period End Date	Feb. 28, 2014
Trading Symbol	orgs
Entity Registrant Name	Orgenesis Inc.
Entity Central Index Key	0001460602
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		53,860,299
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1